Deposits	12 Months Ended
Dec. 31, 2022
Deposits
Deposits

6. Deposits

Security deposits have been made to the lessors of the office building and the aircraft. The aircraft deposit is denominated in United States Dollars.

	December 31,	December 31,
	2022	2021

Building	$43,309	$43,309
Aircraft	203,280	191,166
	246,589	234,475